Debt - Schedule of Debt and Balance Sheet Presentation (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Apr. 10, 2019	Jul. 02, 2018
Debt Instrument [Line Items]
Total debt principal	$ 6,177	$ 6,759
Less: debt discount and fees	0	(136)
Carrying value	6,177	6,623
Debt due within one year	6,177	343
Long-term debt	0	6,280
Senior credit facilities | Secured Debt
Debt Instrument [Line Items]
Total debt principal	5,662	5,662
Senior Secured Notes | Secured Debt
Debt Instrument [Line Items]
Total debt principal	515	476	$ 476
Carrying value				$ 866
Credit facilities contained within variable interest entities | Secured Debt
Debt Instrument [Line Items]
Total debt principal	$ 0	$ 621